Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 1,336,879	$ 1,507,792	$ 3,209,585
Impairment due to disposal of related assets	$ 1,791,418	$ 22,327	$ 1,531,190